BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash	$ 35,508		$ 68,000	$ 735,814
Net income incurred	4,020,831	$ 308,081	8,021,235	$ (4,103,067)
Working capital deficit	5,541,592		7,787,704
Federal deposit insurance corporation coverage limit	$ 250,000		$ 250,000
Preferred stock, shares authorized	8,500,000		8,500,000	8,500,000
Undesignated [Member]
Preferred stock, shares authorized			1,000,000	1,000,000
Six Converttible Notes and Series C Preferred Stock [Member]
Warrants to purchase aggregate of common stock			43,419,690
Two Convertible Notes And Series C Preferred Stock [Member]
Warrants to purchase aggregate of common stock				26,534,773
Common Class A [Member]
Warrants to purchase aggregate of common stock	20,700,000		20,700,000
Diluted (loss) income per share	2,950,000		2,950,000
Series C Redeemable Preferred Stock [Member]
Preferred stock, shares authorized	7,500,000		7,500,000	7,500,000
Four Converttible Notes And Series C Preferred Stock [Member]
Warrants to purchase aggregate of common stock	43,089,002	63,819,624